SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                 -----------------


                        DWS Gold & Precious Metals Fund
                              DWS Technology Fund
                       DWS Dreman Financial Services Fund

As a result of the merger of DWS Dreman Financial Services Fund into DWS Dreman High Return Equity Fund, effective November 20, 2006, DWS Dreman Financial Services Fund -- Class A, Class B and Class C is no longer available.






















               Please Retain This Supplement for Future Reference










                                                                     [Logo]DWS
                                                                       SCUDDER
 November 20, 2006                                         Deutsche Bank Group